Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
(215) 564-8521

January 8, 2024

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Franklin Templeton Digital Holdings Trust
Pre-Effective Amendment No. 3 to Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Franklin Templeton Digital Holdings Trust (the “Trust”), and its series, Franklin Bitcoin ETF (the “Fund”), submitted herewith for filing via the EDGAR system is Pre-Effective Amendment No. 3 to the Trust’s amendment to the Registration Statement on Form S-1 (the “Amendment”) pursuant to Rule 415 under the Securities Act of 1933. The Amendment is being filed on behalf of the Fund for the purposes of: (i) responding to comments conveyed by the Staff of the Securities and Exchange Commission with respect to the amended Registration Statement as filed on December 29, 2023 (SEC Accession No. 0001137439-23-001486), and (ii) to reflect certain other changes.

Please direct questions or comments relating to this filing to me at the phone number listed above or, in my absence, to Miranda L. Sturgis, Esq. at (215) 564-8131.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.

CC:	Navid J. Tofigh
Julie Sterner Patel
Miranda L. Sturgis

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